Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Loss from Discontinued Operations	The following table presents the loss from discontinued operations for the year ended December 31, 2022:
Revenue	$24,991
Cost of revenue	23,024
Gross profit	1,967

Operating expenses
Advertising and marketing	117
Depreciation and amortization expense	1,400
General and administrative	(67,864)
Total operating expenses	(66,347)
Gain from discontinued operations	$68,313